CONTRACT ASSETS	9 Months Ended
Sep. 30, 2022
CONTRACT ASSETS
CONTRACT ASSETS

NOTE 3 - CONTRACT ASSETS

Deferred costs and estimated earnings and billings on uncompleted contracts consist of the following as of September 30, 2022 and December 31, 2021:

	2022	2021
Deferred costs	$251,611	$-
Estimated earnings	-	-
	251,611	-
Add: billings to date	60,300	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$311,911	$-

Deferred costs include permitting costs to fulfill contracts on installations in progress